UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2006

Check here if Amendment:           [_]; Amendment Number: ____

This Amendment (Check only one):   [_] is a restatement
                                   [_] adds new holding entries.

Institutional Manager Filing this Report:

Name:       Contrarian Capital Management, L.L.C.

Address:    411 West Putnam Avenue
            Suite 225
            Greenwich, CT 06830


13F File Number: 028-10718

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jon R. Bauer
Title:  Managing Member
Phone:  (203) 862-8200


Signature, Place and Date of Signing:

/s/ Jon R. Bauer            Greenwich, Connecticut             May 15, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                    [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  36

Form 13F Information Table Value Total:  $429,207,705

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number Name

1. 028-11156 Contrarian Equity Fund, LP

                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2006

                              TITLE OF                                   SHRS OR   SH/  PUT/   INVSTMT   OTHR     VOTING AUTHORITY
NAME OF ISSUER                CLASS            CUSIP          VALUE      PRN AMT   PRN  CALL   DSCRTN    MNGRS   SOLE  SHARED  NONE
--------------                -----            -----          -----      -------   ---  ----   ------    -----   ----  ------  ----
Amerivest Pptys Inc Del       COM              03071L101      767,754     173,700   SH          Sole     None     X
Blockbuster Inc               CL B             093679207    6,564,338   1,833,614   SH          Sole     None     X
Central Fght Lines Inc New    COM              153491105    2,500,150   1,282,128   SH         Defined    1              X
Central Pkg Corp              COM              154785109   14,682,432     917,652   SH         Defined    1              X
China Unicom Ltd              SPONSORED ADR    16945R104      345,675      41,900   SH          Sole     None     X
Comcast Corp New              CL A             20030N101   15,696,000     600,000   SH          Sole     None     X
Conseco Inc                   COM NEW          208464883   27,942,927   1,125,823   SH          Sole     None     X
DDI Corp                      COM 0.0001 NEW   233162502   18,608,743   2,317,403   SH         Defined    1              X
Endeavour Intl Corp           COM              29259G101      480,150     165,000   SH          Sole     None     X
GMX Res Inc                   COM              38011M108    5,105,559     136,330   SH         Defined    1              X
Gentek Inc                    COM NEW          37245X203    1,310,955      63,057   SH         Defined    1              X
Hudson City Bancorp           COM              443683107    3,193,122     240,265   SH          Sole     None     X
Integrated Alarm Svcs Group   COM              45890M109   11,842,130   3,217,970   SH         Defined    1              X
International Coal Grp Inc N  COM              45928H106  105,414,705  10,822,865   SH         Defined    1              X
Korea Electric Pwr            SPONSORED ADR    500631106    2,177,280     100,800   SH          Sole     None     X
Liberty Global Inc            COM SER A        530555101    3,371,307     164,695   SH          Sole     None     X
Liberty Global Inc            COM SER C        530555309    3,252,726     164,695   SH          Sole     None     X
MI Devs Inc                   CL A SUB VTG     55304X104    7,490,517     214,628   SH          Sole     None     X
Maxtor Corp                   COM NEW          577729205   17,801,638   1,862,096   SH          Sole     None     X
Mirant Corp New               COM              60467R100   16,624,350     664,974   SH          Sole     None     X
NTL Inc New                   COM              62941W101    2,547,125      87,500   SH          Sole     None     X
Parker Drilling Co            COM              701081101    8,195,811     884,122   SH         Defined    1              X
Pioneer Nat Res Co            COM              723787107   14,868,000     336,000   SH          Sole     None     X
Pxre Group Ltd                COM              G7308106    10,284,477   3,145,100   SH         Defined    1              X
Radiologix Inc                COM              75040K109    7,074,678   3,824,150   SH         Defined    1              X
Rite Aid Corp                 COM              767754104   13,842,476   3,460,619   SH          Sole     None     X
SK Telecom Ltd                SPONSORED ADR    78440P108    2,401,462     101,800   SH          Sole     None     X
Salton Inc                    COM              795757103    7,106,000   2,584,000   SH         Defined    1              X
Sprint Nextel Corp            COM FON          852061100      537,136      20,787   SH          Sole     None     X
Star Scientific Inc           COM              85517P101      469,500     150,000   SH          Sole     None     X
Terra Inds Inc                COM              880915103   19,059,647   2,703,496   SH          Sole     None     X
UAL Corp                      COM NEW          902549807      201,087       5,036   SH          Sole     None     X
USA Mobility Inc              COM              90341G103   59,793,703   2,099,498   SH         Defined    1              X
Verizon Communications        COM              92343V104      980,213      28,779   SH          Sole     None     X
Windsortech Inc               COM              97380P100    1,624,095     984,300   SH         Defined    1              X
World Air Hldgs Inc           COM              98142V104   15,049,837   1,532,570   SH         Defined    1              X




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